Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,272,299
Cash collateral pledged for derivative transactions included in Other assets	1,586,822	¥ 2,005,136
Cash collateral received for derivative transactions included in Other liabilities	882,610	¥ 909,641
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cash collateral pledged for derivative transactions included in Other assets	¥ 29,362